additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net change in non-cash operating working capital
Accounts receivable	$ (8)	$ (206)	$ 164	$ 29
Inventories	4	76	(43)	11
Contract assets	10	21	14	38
Prepaid expenses	(50)	(30)	(186)	(172)
Accounts payable and accrued liabilities	18	(2)	(525)	(157)
Income and other taxes receivable and payable, net	(47)	46	(55)	70
Advance billings and customer deposits	13	(22)	44	(7)
Provisions	32	5	74	(14)
Total	(28)	(112)	(513)	(202)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(829)	(881)	(1,371)	(1,590)
Intangible assets subject to amortization	(258)	(250)	(474)	(448)
Total	(1,087)	(1,131)	(1,845)	(2,038)
Additions arising from leases	280	77	325	151
Capital expenditures	(807)	(1,054)	(1,520)	(1,887)
Effect of asset retirement obligations	0	222	0	222
Total	(807)	(832)	(1,520)	(1,665)
Other non-cash items included above
Change in associated non-cash investing working capital	30	38	(233)	(142)
Non-cash change in asset retirement obligation	0	(222)	0	(222)
Total	30	(184)	(233)	(364)
Total	$ (777)	$ (1,016)	$ (1,753)	$ (2,029)